Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value of Financial Instruments	Fair Value of Financial Instruments:
Financial Accounting Standard Board Accounting Standards Codification (ASC) 820-10 defines fair value as the exchange price that would be received on the measurement date to sell an asset or the price paid to transfer a liability in the principal or most advantageous market available to the entity in an orderly transaction between market participants. ASC 820-10 also establishes a three level fair value hierarchy that describes the inputs that are used to measure assets and liabilities as follows:

Level 1
Level 1 asset and liability fair values are based on quoted prices in active markets for identical assets and liabilities. The Plan holds mutual funds and common stock with total fair value at December 31, 2025 and 2024 of $617,643,289 and $550,640,062, respectively, which are measured as Level 1 assets.

Level 2
Level 2 asset and liability fair values are based on observable inputs that include: quoted market prices for similar assets or liabilities; quoted market prices that are not in an active market; or other inputs that are observable in the market and can be corroborated by observable market data for substantially the full term of the assets or liabilities. The Plan has no Level 2 assets at December 31, 2025 and 2024.

Level 3
Level 3 assets and liabilities are financial instruments whose value is calculated by the use of pricing models and/or discounted cash flow methodologies, as well as financial instruments for which the determination of fair value requires significant management judgment or estimation. These methodologies may result in a significant portion of the fair value being derived from unobservable data. The Plan has no Level 3 assets at December 31, 2025 and 2024.

For investments, if available, quoted market prices are used to value investments. Many factors are considered in arriving at fair value. Shares of mutual funds are valued at quoted market prices which represent the net asset value of shares held by the Plan. Common stock is valued at quoted market prices which approximate fair value. Collective trust funds are valued using the net asset value provided by the administrator of the fund as a practical expedient to estimate fair value and, therefore, are not categorized into the fair value hierarchy. The collective trust funds provide for daily redemptions by the Plan at reported net asset value per share, with no advance notice requirement. At December 31, 2025 and 2024, the Plan held collective trust funds whose net asset value was $12,278,319 and $6,599,886, respectively. There have been no changes in methodologies used at December 31, 2025 and 2024.